Financial risk management objectives and policies - Schedule of Foreign Currency Forward Exchange Contracts (Details) - Apr. 03, 2022
€ in Millions, ¥ in Millions, £ in Millions, SFr in Millions, $ in Millions
	USD ($)	EUR (€)	CNY (¥)	GBP (£)	CHF (SFr)
Forward contract to purchase Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 57.4	€ 66.0
Forward contract to sell Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts	$ 35.6	€ 34.5
Forward contract to purchase euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts			¥ 293.3	£ 29.9	SFr 2.1
Forward contract to sell euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate Amounts				£ 3.9	SFr 8.3